Assets Held For Sale - Summary Of Non Current Assets Held For Sale (Detail) - USD ($) $ in Millions	6 Months Ended		12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Opening balance at the beginning of the period	$ 126
Sale of West Rigel	(126)	$ (76)
Loss on disposal		(166)
Non-current assets held for sale			$ 126
Sale of West Rige [Member] | Drilling Unit [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Loss on disposal			2
Sale of West Rige [Member] | Drilling Unit [Member] | Assets Held For Sale [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Opening balance at the beginning of the period	126	$ 128	128
Sale of West Rigel	$ (126)
Loss on disposal			(2)
Non-current assets held for sale			$ 126